Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets, Net

The following is a summary of the Company’s intangible assets, net as of March 31, 2025 and December 31, 2024:

	Weighted Average Useful Life Remaining (in years)	March 31, 2025
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	—	$3,084,100	$3,084,100	$—
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
Order backlog	0.6	10,808,821	7,870,017	2,938,804
		$14,613,721	11,674,917	$2,938,804
	Weighted Average Useful Life Remaining (in years)	December 31, 2024
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	—	$3,084,100	$3,084,100	$—
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
Order backlog	0.6	10,808,821	3,237,665	7,571,156
		$14,613,721	7,042,565	$7,571,156

The following is a summary of the Company’s intangible assets, net as of December 31, 2024 and 2023:

	Weighted Average Useful Life Remaining (in years)	December 31, 2024
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	—	$3,084,100	$3,084,100	$—
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
Order backlog	0.6	10,808,821	3,237,665	7,571,156
		$14,613,721	7,042,565	$7,571,156
	Weighted Average Useful Life Remaining (in years)	December 31, 2023
		Gross Carrying Amount	Accumulated Amortization	Total
Trade names	0.8	$3,084,100	$2,313,072	$771,028
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
		$3,804,900	$3,033,872	$771,028